TRADE AND OTHER RECEIVABLES - By age (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables
Trade receivables	Rp 10,667	Rp 8,634
Financial instruments not credit-impaired
Trade and other receivables
Trade receivables	Rp 4,033	Rp 2,069
Not past due
Trade and other receivables
ECL rate	5.50%	5.70%
Up to 3 months
Trade and other receivables
ECL rate	13.40%	20.80%
3 to 6 months
Trade and other receivables
ECL rate	25.80%	33.40%
More than 6 months
Trade and other receivables
ECL rate	89.70%	95.60%
Gross or Cost
Trade and other receivables
Trade receivables	Rp 18,173	Rp 16,202
Gross or Cost | Not past due
Trade and other receivables
Trade receivables	7,020	6,964
Gross or Cost | Up to 3 months
Trade and other receivables
Trade receivables	2,758	1,674
Gross or Cost | 3 to 6 months
Trade and other receivables
Trade receivables	1,215	664
Gross or Cost | More than 6 months
Trade and other receivables
Trade receivables	7,180	6,900
Allowance for expected credit losses
Trade and other receivables
Trade receivables	(7,506)	(7,568)	Rp (7,802)
Allowance for expected credit losses | Not past due
Trade and other receivables
Trade receivables	(386)	(399)
Allowance for expected credit losses | Up to 3 months
Trade and other receivables
Trade receivables	(369)	(349)
Allowance for expected credit losses | 3 to 6 months
Trade and other receivables
Trade receivables	(313)	(222)
Allowance for expected credit losses | More than 6 months
Trade and other receivables
Trade receivables	Rp (6,438)	Rp (6,598)